Long-term Debt	12 Months Ended
Feb. 29, 2012
Long-term Debt [Text Block]
5.	Long-term Debt

		2012	2011

a)	Bank loan, principal and interest repayable at $8,408 per month including interest at a rate of bank prime plus 1.25%.	$-	$837,100

b)	Capital lease, principal and interest repayable at $6,907 per month including interest at a five-year fixed rate of 6.53% per annum, collateralized by certain pieces of manufacturing equipment.	-	150,912

c)	Capital lease, principal and interest repayable at $15,024 per month including interest at a seven-year fixed rate of 6.575% per annum, collateralized by certain pieces of manufacturing equipment	-	647,928

d)	Capital lease, principal and interest repayable at $12,729 per month including interest at a seven-year fixed rate of 6.125% per annum, collateralized by certain pieces of manufacturing equipment until September, 2014.	353,226	480,085
		353,226	2,116,025
	Less: current portion	134,852	487,613
		$218,374	$1,628,412

Minimum payments due over the remaining terms of the capital lease are as follows:

	Principle	Interest
2013	$134,852	$17,981
2014	143,347	9,396
2015	75,027	1,346
2016 and thereafter	-	-

	$353,226	$28,723

The Company has a demand revolving operating bank loan with a credit limit of $3,500,000 (2011 - $3,500,000) subject to the availability of eligible collateral. As at February 29, 2012, $440,000 (2011 - $661,000) of the facility was available. Interest is charged on the drawn-down amounts at the bank prime rate plus 1.75% to 2.25% (2011- 1.75% to 2.25%). The operating loan is collateralized by a charge on all assets of the Company and an assignment of all risk insurance on land, buildings, equipment and inventory owned by the Company. The credit facility contains four financial covenants, all of which the Company was in Compliance with at February 29, 2012 and February 28, 2011.